Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Earnings	$ 1,975	$ 2,947
Items that may be reclassified to earnings
Translation loss on foreign operations	(83)	(9)
Items that will not be reclassified to earnings
Actuarial gain on retirement benefits, net of tax	164	153
Total other comprehensive income	81	144
Comprehensive earnings	$ 2,056	$ 3,091